12. INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified						12 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Kinergy Tradename [Member]	Dec. 31, 2011 Kinergy Tradename [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2012 Pacific Ethanol Tradename [Member]	Dec. 31, 2011 Pacific Ethanol Tradename [Member]
Useful Life (Years)						10 years		2 years
Gross intangible asset		$ 8,219	$ 8,219	$ 2,678	$ 2,678	$ 4,741	$ 4,741	$ 800	$ 800
Accumulated Amortization		(4,485)	(3,761)			(3,685)	(3,211)	(800)	(550)
Net Book Value	$ 3,615	$ 3,734	$ 4,458	$ 2,678	$ 2,678	$ 1,056	$ 1,530		$ 250